Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP	$ 19,357	$ 8,802	$ 41,598	$ 22,875
Less: Distributions paid	15,027	15,110	45,149	41,910
Net income (loss)	(4,330)	(6,308)	(3,551)	(19,035)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	18,967	8,638	40,707	22,447
Under (over) distributed earnings to general partners	$ 390	$ 164	$ 891	$ 428
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.520	$ 0.510	$ 0.520	$ 1.510
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 0.520	$ 0.520
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 35,655	$ 13,596
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (4,243)	$ (4,247)	$ (3,480)	$ (12,816)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	27,194	18,807	22,817	16,005
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.697	$ 0.294	$ 1.563	$ 0.850
Subordinated Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 5,052	$ 8,851
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners		$ (1,935)		$ (5,838)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted		8,568	4,377	8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted		$ 0.362	$ 1.154	$ 1.033
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the partners of KNOT Offshore Partners LP			$ 891	$ 428
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	$ (87)	$ (126)	$ (72)	$ (381)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	559	559	559	467
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.697	$ 0.294	$ 1.594	$ 0.915